(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Tax Civil And Labor Risks And Escrow Deposits Tables
Schedule of provision for tax, civil and labor risks & escrow deposits
	December 31, 2017		December 31, 2016
	Provision for tax, civil and labor risks	Escrow Deposits	Provision for tax, civil and labor risks	Escrow Deposits

Labor	224,258	122,194	222,001	110,147

Civil	291,388	97,100	236,915	114,214

Tax
FINSOCIAL	33,473	95,903	32,372	90,951
Income Tax	150,020	382,884	142,790	150,439
Others	163,798	140,289	113,227	84,091
	347,291	619,077	288,389	325,481

Others	98,196	1,620	85,971	229

Total	961,134	839,990	833,276	550,072

Schedule of changes in the provision for tax, civil, labor and other risks
	Dec 31, 2016	Additions	Reversals	Payments	Monetary Restatements	Business combination	Dec 31, 2017
Labor	222,001	98,267	(39,052)	(78,056)	26,915	(5,817)	224,258
Civil	236,915	108,147	(38,074)	(115,162)	18,298	81,264	291,388
Tax	288,389	34,005	(7,188)	(1,055)	20,351	12,791	347,291
Others	85,971	9,883	(2,508)	(12,514)	5,391	11,974	98,196
Total	833,276	250,302	(86,822)	(206,788)	70,954	100,212	961,134

Schedule of possible losses
	Dec 31, 2017	Dec 31, 2016	Main reasons for claims
Labor	686,538	668,005	Work accidents, risk premium for dangerousness at workplace and overtime
Civil	1,178,671	1,004,279	Personal injury, environmental impacts and overfed tariffs
Tax	5,100,151	4,611,077	ICMS, FINSOCIAL, PIS, COFINS, Social Contributions and Income tax
Regulatory	140,695	93,827	Technical, commercial and economic-financial supervisions
Total	7,106,055	6,377,188